Summary of Significant Accounting Policies (Policies) (Brooklyn ImmunoTherapeutics, LLC) (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Use of Estimates

Use of Estimates—Preparing the Company’s consolidated financial statements requires it to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. On an ongoing basis, the Company evaluates its estimates, including those related to deferred costs and revenues; depreciation of fixed assets; allowance for doubtful accounts; site equipment to be installed; stock-based compensation assumptions; impairment of fixed assets, software development costs, intangible assets and goodwill; contingencies, including the reserve for sales tax inquiries; and the provision for income taxes, including the valuation allowance. The Company bases its estimates on a combination of historical experience and various other assumptions that it believes are reasonable under the circumstances. Actual results may differ materially from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents—The Company considers all highly liquid investment instruments with original maturities of three months or less, or any investment redeemable without penalty or loss of interest, to be cash equivalents.

Property and Equipment

Fixed Assets—Fixed assets are recorded at cost. Equipment under finance leases is recorded at the present value of future minimum lease payments. The Company evaluates the recoverability of our fixed assets for impairment whenever events or circumstances indicate that the carrying amounts of such assets may not be recoverable. If the carrying amount of the asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Due to the tablets, cases and charging trays the Company received as a result of the termination of the relationship with Buffalo Wild Wing corporate-owned restaurants and most of its franchisees in November 2019 discussed above, the Company determined that it would no longer have a future use for certain older tablets and cases it had on hand. Accordingly, during the quarter ended December 31, 2019, the Company recognized a loss of approximately $96,000 primarily for the disposition of those older tablets and the related cases recorded in fixed assets for which the Company did not expect to generate future cash flows. Total loss for the disposition of fixed assets for the year ended December 31, 2019 was approximately $127,000. There were no indications of impairment for the year ended December 31, 2018.

Depreciation of fixed assets is computed using the straight-line method over the estimated useful lives of the assets. Depreciation of leasehold improvements and fixed assets under finance leases is computed using the straight-line method over the shorter of the estimated useful lives of the assets or the lease period.

The Company incurs a relatively significant level of depreciation expense in relation to its operating income. The amount of depreciation expense in any fiscal year is largely related to the equipment located at the Company’s customers’ sites that are not under sales-type lease arrangements. Such equipment includes the Classic Playmaker, tablet, other associated electronics and the computers located at customer’s sites (collectively, “Site Equipment”). The components within Site Equipment are depreciated over one to three years based on the shorter of the contractual finance lease period or the estimated useful life, which considers anticipated technology changes. Machinery and equipment are depreciated over three to five years, furniture and fixtures is depreciated over five to seven years and the vehicle is depreciated over five years. If the Company’s fixed assets turn out to have longer lives, on average, than estimated, then its depreciation expense would be significantly reduced in those future periods. Conversely, if the fixed assets turn out to have shorter lives, on average, than estimated, then its depreciation expense would be significantly increased in those future periods. As of December 31, 2019, the Company determined there were no changes to the estimated useful lives for any of its assets.

Goodwill

Goodwill—Goodwill represents the excess of costs over fair value of assets of businesses acquired (reporting unit). Goodwill and intangible assets acquired in a purchase combination determined to have an indefinite useful life are not amortized, but instead are assessed annually, or at interim periods, for impairment based on qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of the reporting unit is less than its carrying amount. Such qualitative factors include macroeconomic conditions, industry and market considerations, cost factors, overall financial performance and other relevant events. If after assessing the totality of events or circumstances the Company determines it is more likely than not that the fair value of the reporting unit is less than its carrying amount, then the Company must perform the one-step impairment test outlined in ASC No. 350, Intangibles – Goodwill and Other.

The Company has goodwill resulting from the excess of costs over the fair value of assets it acquired in 2003 related to its Canadian business (the “Reporting Unit”). The Company performed the quantitative impairment test of its goodwill in each of the years ended December 31, 2019 and 2018, as the Company determined that because of declines in revenue of the Reporting Unit, the decline in the Company’s stock price and other general market conditions, it was more likely than not that there were indications of impairment. The Company used three methods of determining the fair value of the reporting unit: the public company market method, the transaction market method and the income method. Each method was equally weighted to calculate the total estimated fair value, and then the Company compared this fair value to the carrying value of the reporting unit. The impairment test performed during 2018 resulted in the carrying value exceeding the fair value. Accordingly, the Company recognized a goodwill impairment loss of approximately $261,000 during the year ended December 31, 2018. The impairment test performed during 2019 resulted in the fair value exceeding the carrying value. Therefore, the Company did not record any goodwill impairment for the year ended December 31, 2019.

Research and Development

Research and Development—Research and development costs, which include the cost of equipment the Company is evaluating for future integration or use, are expensed as incurred. For the years ended December 31, 2019 and 2018, research and developments costs totaled $26,000 and $72,000, respectively, and are included in selling, general and administrative expense.

Income Taxes

Income Taxes—Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC No. 740, Income Taxes, defines the threshold for recognizing the benefits of tax return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority. A tax position that meets the “more-likely-than-not” criterion is measured at the largest amount of benefit that is more than 50% likely of being realized upon ultimate settlement. The Company reviewed its tax positions and determined that an adjustment to the tax provision is not considered necessary nor is a reserve for income taxes required.

Brooklyn Immunotherapeutics, LLC [Member]
Basis of Presentation

Basis of Presentation

The unaudited Interim Condensed Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Company’s financial statement presentation distinguishes a “Predecessor” for the periods prior to the Closing Date and a “Successor” for the periods following (and including) the Closing Date. The operating results of IRX for the period January 1, 2018 through November 5, 2018 are presented for the Predecessor period in the accompanying consolidated financial statements. The financial position and operating results of the BITX as of December 31, 2019 and 2018 and for the year ended December 31, 2019 and the period from November 6, 2018 through December 31, 2018 are presented for the Successor period in the accompanying financial statements.

The Predecessor’s significant accounting policies are substantially the same as those of the Successor presented below.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities; (b) disclosure of contingent assets and liabilities at the date of the financial statements; (c) the reported amounts of revenues and expenses during the reporting period and (d) the reported amount of the fair value of assets acquired in connection with the acquisition of IRX. Actual results could differ from those estimates. The Company’s significant estimates and assumptions include the recoverability and useful lives of long-lived assets and the valuation of stock-based compensation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities; (b) disclosure of contingent assets and liabilities at the date of the financial statements; (c) the reported amounts of revenues and expenses during the reporting period and (d) the reported amount of the fair value of assets acquired in connection with the business combination. Actual results could differ from those estimates. The Company’s significant estimates and assumptions include the recoverability and useful lives of long-lived assets and the valuation of stock-based compensation.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company classifies highly liquid investments with a remaining contractual maturity at date of purchase of three months or less as cash equivalents. The Company had no cash equivalents as of December 31, 2019 and 2018.

Restricted Cash

Restricted Cash

The Company has an agreement to maintain cash balances at a financial institution as collateral for a letter of credit related to the Company’s lease agreement for its office space in New York, NY, which automatically renews on an annual basis. The total amount committed under the letter of credit is $86,000 as of December 31, 2019 and 2018.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and are depreciated over their estimated useful lives using the straight-line method. Laboratory and manufacturing equipment are depreciated over an estimated useful life of 7 years. Leasehold improvements are depreciated over the shorter of their estimated useful life, or the lease term. Upon retirement or other disposition of these assets, the cost and related accumulated depreciation of these assets are removed from the accounts and the resulting gain or losses are reflected in the results of operations. Expenditures for maintenance and repairs are charged to operations. Renewals and betterments are capitalized.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually, or if events occur or circumstances change that would reduce the fair value of a reporting unit below its carrying value. Since management evaluates the Company as a single reporting unit, goodwill is tested for impairment at the entity level by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the entity is less than its carrying value. If the entity does not pass the qualitative assessment, then the entity’s carrying value is compared to its fair value. Goodwill is considered impaired if the carrying value of the entity exceeds its fair value.

In Process Research and Development

In Process Research and Development

In-process research and development (“IPR&D”) assets represent the fair value assigned to technologies that were acquired on November 5, 2018 in connection with the Asset Purchase Agreement, which have not reached technological feasibility and have no alternative future use. IPR&D assets are considered to be indefinite-lived until the completion or abandonment of the associated research and development projects. During the period that the IPR&D assets are considered indefinite-lived, they are tested for impairment on an annual basis, or more frequently if the Successor becomes aware of any events occurring or changes in circumstances that indicate that the fair value of the IPR&D assets are less than their carrying amounts. If and when development is complete, which generally occurs upon regulatory approval, and the Successor is able to commercialize products associated with the IPR&D assets, these assets are then deemed definite-lived and are amortized based on their estimated useful lives beginning at that point in time. If development is terminated or abandoned, the Successor may have a full or partial impairment charge related to the IPR&D assets, calculated as the excess of carrying value of the IPR&D assets over fair value.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets and certain identifiable assets for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. An impairment exists when the carrying value of the long-lived asset is not recoverable and exceeds its fair value.

Research and Development		Research and Development Research and development expenditures are charged to operations as incurred.
Income Taxes

Income Taxes

The Company is not subject to U.S. federal, state, and income taxes for the Successor period, since all of its income or losses are passed through to its members. Taxable income attributable to New York City during the year ended December 31, 2019 and the period from November 6, 2018 through December 31, 2018 is subject to the New York City Unincorporated Business Tax. During the Predecessor period, the Company was subject to corporate income taxes in the U.S. Federal jurisdiction, the state of New York and New York City.

The Company records deferred tax liabilities and assets based on the differences between the financial statement carrying amounts and the tax basis of assets and liabilities, using enacted tax rates in effect in the years the differences are expected to reverse and established a valuation allowance when it was more likely than not that some portion or all of the deferred tax assets would not be realized. Income tax expense consists of the tax payable for the period and the change during the period in deferred tax assets and liabilities.

Tax benefits from uncertain tax positions are recognized only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Company has no material uncertain tax positions for any of the reporting periods presented.

Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains its cash balances in financial institutions located in the United States. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At times, the Company’s cash balances may be uninsured for deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limit.

A single vendor accounted for 14.0% of the Company’s purchases during the year ended December 31, 2019. A different vendor accounted for 11% of the Company’s purchases during the year ended December 31, 2018. In the Company’s business, vendor concentrations could be indicative of vulnerabilities in the Company’s supply chain, which could ultimately impact the Company’s ability to continue its research and development activities.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

●	Level 1 Inputs – Valued based on quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

●	Level 2 Inputs – Valued based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

●	Level 3 Inputs – Valued based on inputs for which there is little or no market value, which require the reporting entity to develop its own assumptions.

The carrying amounts reported on the balance sheet for prepaid assets and other current assets, accounts payable and accrued expenses, other current liabilities and other liabilities approximate fair value based due to their short maturities. The carrying value of loans payable approximates its fair market value because the effective yield on this debt, which includes contractual interest rates as well as other finance charges, is comparable to rates of returns for instruments of similar credit risk.

Leases

Leases

The Company records straight-line monthly rental expense based on the total amount of the payments due over the lease term in accordance with U.S. GAAP. The difference between rental expense recorded and the amount paid is credited or charged to deferred rent, which is included in accrued expenses in the accompanying balance sheets (see Note 11 - Commitments and Contingencies, Sublease Agreement).

Commitment and Contingencies

Commitment and Contingencies

The Company follows Accounting Standards Codification (“ASC”) No.450-20 (“ASC 450-20”), Loss Contingencies, to report accounting for contingencies. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Equity Based Compensation

Equity Based Compensation

Compensation expense for equity-based awards granted to employees is based on the estimated grant-date fair value of the award and is recognized ratably over the vesting period.

Subsequent Events

Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through April 24, 2020, the date on which the financial statements were available to be issued, require potential adjustment to or disclosure in the Company’s financial statements.